Average Annual Total Returns (Money Market Trust B)	12 Months Ended
May 01, 2011
Citigroup Three Month Treasury Bill Index
Average Annual Return:
One Year	0.13%
Five Year	2.30%
Ten Year	2.26%
Series NAV, Money Market Trust B
Average Annual Return:
One Year	0.05%
Five Year	2.41%
Ten Year	2.24%
Date of Inception	Apr. 29, 2005